INVENTORY	9 Months Ended
Sep. 30, 2022
INVENTORY

7. INVENTORY

	September 30, 2022	December 31, 2021
Finished goods	$1,968,890	$3,017,363
Parts	1,541,320	373,459
	$3,510,210	$3,390,822

During the nine months ended September 30, 2022, $3,313,817 (2021: $2,729,300) of inventory was recognized in cost of sales.

Cost of sales consist of the following:

	September 30, 2022	September 30, 2021
Inventory	$3,313,817	$2,729,300
Consulting and services	497,250	632,991
Other	23,184	39,659
	$3,834,251	$3,401,950

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)